UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock
Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

			BlackRock Strategic Municipal Trust (BSD)
Schedule of Investments January 31, 2011 (Unaudited)			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Alabama — 0.7%			California (concluded)
Alabama State Docks Department,			Los Angeles Unified School District
Refunding RB, 6.00%, 10/01/40	$ 655	$ 640,734	California, GO, Series D, 5.00%,
Arizona — 3.5%			7/01/26	$ 1,585	$ 1,549,956
Maricopa County Pollution Control Corp.,			San Francisco City & County Public
Refunding RB, Southern California			Utilities Commission, RB, Series B,
Edison Co., Series A, 5.00%, 6/01/35	540	508,113	5.00%, 11/01/39	2,965	2,834,243
Salt River Project Agricultural			State of California, GO, Various Purpose:
Improvement & Power District, RB,			6.00%, 3/01/33	800	813,952
Series A, 5.00%, 1/01/38	625	612,294	6.50%, 4/01/33	650	687,420
Salt Verde Financial Corp., RB, Senior,			University of California, RB, Limited
5.00%, 12/01/37	1,320	1,118,594	Project, Series B, 4.75%, 5/15/38	1,285	1,152,876
San Luis Facility Development			West Valley-Mission Community College
Corp., RB, Senior Lien,			District, GO, Election of 2004,
Regional Detention			Series A (AGM), 4.75%, 8/01/30	3,350	3,036,875
Center Project:
6.25%, 5/01/15	210	202,213			14,159,474
7.00%, 5/01/20	210	199,767	Colorado — 6.3%
7.25%, 5/01/27	420	391,054	City of Colorado Springs Colorado, RB,
		3,032,035	Subordinate Lien, Improvement,
Arkansas — 0.6%			Series C (AGM), 5.00%, 11/15/45	395	379,259
County of Little River Arkansas,			Colorado Health Facilities Authority,
Refunding RB, Georgia-Pacific Corp.			Refunding RB:
			Catholic Healthcare, Series A,
Project, AMT, 5.60%, 10/01/26	525	480,386	5.50%, 7/01/34	680	664,217
California — 16.2%			Sisters of Leavenworth, Series A,
Bay Area Toll Authority, Refunding RB,			5.00%, 1/01/40	690	608,635
San Francisco Bay Area, Series F-1,			Northwest Parkway Public Highway
5.63%, 4/01/44	720	730,051	Authority Colorado, RB, CAB, Senior
California County Tobacco Securitization			Series B (AGM), 6.30%,
Agency, RB, CAB, Stanislaus, Sub-			6/15/11 (a)(c)	10,000	3,123,400
Series C, 6.30%, 6/01/55 (a)	3,095	17,642	Park Creek Metropolitan District
California Health Facilities Financing			Colorado, Refunding RB, Senior,
Authority, Refunding RB, Sutter			Limited Tax, Property Tax, 5.50%,
Health, Series B, 6.00%, 8/15/42 (b)	1,010	991,739	12/01/37	440	377,507
California State Public Works Board, RB,			Regional Transportation District, COP,
Various Capital Projects, Sub-Series			Series A, 5.38%, 6/01/31	320	312,058
I-1, 6.38%, 11/01/34	375	381,488
Los Angeles Department of Airports, RB,					5,465,076
Series A, 5.25%, 5/15/39	250	239,338	Delaware — 2.2%
Los Angeles Department of Airports,			County of Sussex Delaware, RB, NRG
Refunding RB, Senior, Los Angeles			Energy, Inc., Indian River Project,
International Airport, Series A, 5.00%,			6.00%, 10/01/40	820	787,069
5/15/40	1,875	1,723,894

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	ERB	Education Revenue Bonds
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.	TE	Tax-Exempt

BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011 1

			BlackRock Strategic Municipal Trust (BSD)
Schedule of Investments(continued)			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Delaware (concluded)			Illinois (concluded)
Delaware State EDA, RB, Exempt			Illinois Finance Authority, RB
Facilities, Indian River Power, 5.38%,			(concluded) :
10/01/45	$ 1,280	$ 1,128,269	Northwestern University, 5.00%,
		1,915,338	Illinois 12/01/33 Finance Authority, Refunding RB:	$ 5,000	$ 5,002,250
District of Columbia — 0.7%			Central DuPage Health, Series B,
Metropolitan Washington Airports			5.50%, 11/01/39	2,500	2,352,250
Authority, RB, First Senior Lien,			Friendship Village Schaumburg,
Series A:			Series A, 5.63%, 2/15/37	145	110,204
5.00%, 10/01/39	160	150,045	Metropolitan Pier & Exposition Authority,
5.25%, 10/01/44	465	449,301	Refunding RB (AGM), McCormick
		599,346	Place Expansion Project:
Florida — 8.5%			CAB, Series B, 6.25%, 6/15/44 (a)	2,980	302,858
Arborwood Community Development			Series B, 5.00%, 6/15/50	990	839,718
District, Special Assessment Bonds,			Series B-2, 5.00%, 6/15/50	785	644,776
Master Infrastructure Projects,			Railsplitter Tobacco Settlement
Series B, 5.10%, 5/01/14	1,405	1,130,309	Authority, RB:
County of Miami-Dade Florida,			5.50%, 6/01/23	425	402,377
Refunding RB, Miami International			6.00%, 6/01/28	365	348,334
Airport, Series A-1, 5.38%, 10/01/41	370	343,171	State of Illinois, RB, Build Illinois,
			Series B, 5.25%, 6/15/34	200	187,218
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,					10,753,137
4/01/30	3,300	2,933,469	Indiana — 2.3%
Miami Beach Health Facilities Authority,			Indiana Finance Authority, RB, Sisters of
RB, Mount Sinai Medical Center of			St. Francis Health, 5.25%, 11/01/39	270	244,782
Florida, 6.75%, 11/15/21	1,170	1,166,303	Indiana Finance Authority, Refunding
Mid-Bay Bridge Authority, RB, Series A,			RB, Ascension Health Senior Credit,
7.25%, 10/01/40 (b)	720	707,414	Series B-5, 5.00%, 11/15/36	500	444,335
Sumter Landing Community			Indiana Health Facility Financing
Development District Florida, RB, Sub-			Authority, Refunding RB, Methodist
Series B, 5.70%, 10/01/38	1,540	1,151,658	Hospital Inc., 5.38%, 9/15/22	1,060	955,675
		7,432,324	Indiana Municipal Power Agency, RB,
			Series B, 6.00%, 1/01/39	350	360,636
Georgia — 2.0%
De Kalb Private Hospital Authority,					2,005,428
Refunding RB, Children's Healthcare,			Kansas — 0.6%
5.25%, 11/15/39	265	246,087	Kansas Development Finance Authority,
Metropolitan Atlanta Rapid Transit			Refunding RB, Sisters of Leavenworth,
7/01/39 Authority, RB, Third Series, 5.00%,	1,095	1,062,632	Series A, 5.00%, 1/01/40	525	483,630
Private Colleges & Universities Authority,			Kentucky — 8.5%
Refunding RB, Emory University,			Kentucky Economic Development
Series C, 5.00%, 9/01/38	485	475,028	Finance Norton Authority, Healthcare Refunding Inc., Series RB: B
		1,783,747	(NPFGC), 6.20%, 10/01/24 (a)	16,870	7,138,541
Guam — 0.8%			Owensboro Medical Health System,
Territory of Guam, GO, Series A:			Series A, 6.38%, 6/01/40	320	300,467
6.00%, 11/15/19	200	203,668
6.75%, 11/15/29	290	306,072			7,439,008
7.00%, 11/15/39	195	208,199	Louisiana Louisiana Local — 1.2% Government
		717,939	Environmental Facilities & Community
Hawaii — 0.5%			Development Authority, RB, Westlake
State of Hawaii, Refunding RB, Series A,			Chemical Corp., Series A-1, 6.50%,
5.25%, 7/01/30	425	408,476	11/01/35	1,055	1,044,492
Illinois — 12.3%			Maryland — 3.7%
Illinois Finance Authority, RB:			Maryland Community Development
MJH Education Assistance IV LLC,			Administration, Refunding RB,
Sub-Series B, 5.38%,			Residential, Series A, AMT, 4.70%,
6/01/35 (d)(e)	300	80,553	9/01/37	2,500	2,172,650
Navistar International, Recovery
Zone, 6.50%, 10/15/40	485	482,599

2 BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011

			BlackRock Strategic Municipal Trust (BSD)
Schedule of Investments(continued)			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Maryland (concluded)			New Jersey (concluded)
Maryland EDC, RB, Transportation			Tobacco Settlement Financing Corp.
Facilities Project, Series A, 5.75%,			New Jersey, Refunding RB, Series 1A,
6/01/35	$ 135	$ 123,000	4.50%, 6/01/23	$ 800	$ 668,016
Maryland Marine Terminals, EDC, Refunding Inc., 5.75%, RB, CNX					4,250,184
9/01/25	260	242,018	New York — 5.4%
Maryland Health & Higher Educational			Albany Industrial Development Agency,
Facilities Authority, Refunding RB,			RB, New Covenant Charter School
Charlestown Community, 6.25%,			Project, Series A, 7.00%,
1/01/41	690	655,169	5/01/35 (d)(e)	315	94,500
		3,192,837	Metropolitan Transportation Authority,
			Refunding RB, Transportation,
Massachusetts — 0.6%			Series D, 5.25%, 11/15/40	385	352,059
Massachusetts Health & Educational			New York City Industrial Development
Facilities Authority, Refunding RB,			Agency, RB, American Airlines Inc. ,
Partners Healthcare, Series J1,			JFK International Airport, AMT, 7.75%,
5.00%, 7/01/39	570	510,469	8/01/31 (h)	3,000	3,121,830
Michigan — 2.4%			New York Liberty Development Corp.,
Kalamazoo Hospital Finance Authority,			Refunding RB, Second Priority, Bank
Refunding RB, Bronson Methodist			of America Tower at One Bryant Park
Hospital, 5.50%, 5/15/36	435	403,110	Project, 6.38%, 7/15/49	385	386,936
Michigan State Hospital Finance			Port Authority of New York & New Jersey,
Authority, Refunding RB,			RB, JFK International Air Terminal:
Henry Ford Health System,			6.00%, 12/01/36	410	393,260
Series A, 5.25%,			6.00%, 12/01/42	395	372,829
11/15/46	730	607,068
Royal Oak Hospital Finance Authority					4,721,414
Michigan, Refunding RB, William			North Carolina — 1.5%
Beaumont Hospital, 8.25%, 9/01/39	1,000	1,113,510	North Carolina Capital Facilities Finance
		2,123,688	Agency, RB, Duke Energy Carolinas,
Missouri — 0.3%			Series B, 4.38%, 10/01/31	505	450,228
Missouri State Health & Educational			North Carolina Capital Facilities Finance
Facilities Authority, RB, Senior Living			Agency, Refunding RB, Duke Energy
Facilities, Lutheran			Carolinas, Series B, 4.63%, 11/01/40	505	445,642
Senior Home,			North Carolina Medical Care
5.50%, 2/01/42	330	289,377	Commission, RB, Duke University
Montana — 0.7%			Health System, Series A, 5.00%,
Montana Facility Finance Authority,			6/01/42	440	402,992
Refunding RB, Sisters of Leavenworth,					1,298,862
Series A, 4.75%, 1/01/40	715	633,068	Ohio — 2.0%
Multi-State — 3.9%			County of Montgomery Ohio, Refunding
MuniMae TE Bond Subsidiary LLC,			RB, Catholic Healthcare, Series A,
7.50%, 6/30/49 (f)(g)(h)	3,674	3,416,953	5.00%, 5/01/39	885	804,208
Nebraska — 0.8%			State of Ohio, RB, Ford Motor Co.
Douglas County Hospital Authority No. 2,			Project, AMT, 5.75%, 4/01/35	1,000	900,700
RB, Health Facilities, Immanuel					1,704,908
Obligation Group, 5.63%, 1/01/40	720	671,911	Oklahoma — 1.4%
Nevada — 0.9%			Tulsa Airports Improvement Trust, RB,
County of Clark Nevada, Refunding RB,			Series A, Mandatory Put Bonds, AMT,
Alexander Dawson School Nevada			7.75%, 6/01/35 (h)	1,225	1,239,296
Project, 5.00%, 5/15/29	880	801,205	Pennsylvania — 6.9%
New Jersey — 4.9%			Allegheny County Hospital Development
Middlesex County Improvement			Authority, Refunding RB, Health
Authority, RB, Subordinate, Heldrich			System, West Penn, Series A, 5.38%,
Center Hotel, Series B, 6.25%,			11/15/40	1,000	664,560
1/01/37 (d)(e)	645	89,287	Pennsylvania Economic Development
New Jersey EDA, RB:			Financing Authority, RB:
Cigarette Tax, 5.50%, 6/15/24	1,790	1,645,028	Amtrak Project, Series A, AMT,
Continental Airlines Inc. Project,			6.50%, 11/01/16	1,000	1,017,210
AMT, 6.63%, 9/15/12	500	502,880	Amtrak Project, Series A, AMT,
New Jersey State Turnpike Authority, RB,			6.13%, 11/01/21	700	707,077
Series E, 5.25%, 1/01/40	1,355	1,344,973

BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011 3

			BlackRock Strategic Municipal Trust (BSD)
Schedule of Investments(continued)			(Percentages shown are based on Net Assets)
	Par		Senior Lien, NTE Mobility Partners
Municipal Bonds	(000)	Value	Managed LLC, North Lanes Tarrant Project, Express
Pennsylvania (concluded)			6.88%, 12/31/39	1,220	1,216,108
Pennsylvania Economic Development				Par
Financing Authority, RB, (concluded) :			Municipal Bonds	(000)	Value
Amtrak Project, Series A, AMT,
6.25%, 11/01/31	$ 1,000	$ 1,000,950	Texas (concluded)
Aqua Pennsylvania Inc. Project,			Texas State Public Finance Authority,
5.00%, 11/15/40	600	573,138	Refunding ERB, KIPP Inc., Series A
Pennsylvania Turnpike Commission, RB,			(ACA), 5.00%, 2/15/36	$ 500	$ 408,390
Sub-Series B, 5.25%, 6/01/39	2,175	2,058,463			15,246,564
		6,021,398
			Utah — 1.2%
Puerto Rico — 3.2%			City of Riverton Utah, RB, IHC Health
Commonwealth of Puerto Rico, GO,			Services Inc., 5.00%, 8/15/41	1,150	1,052,699
Refunding, Public Improvement,			Virginia — 4.1%
Series C, 6.00%, 7/01/39	940	917,421	City of Norfolk Virginia, Refunding RB,
Puerto Rico Sales Tax Financing Corp.,			Series B (AMBAC), 5.50%, 2/01/31	355	319,241
RB, First Sub-Series A, 6.50%,			University of Virginia, Refunding RB,
8/01/44	1,770	1,831,826	General, 5.00%, 6/01/40	2,500	2,525,825
		2,749,247	Virginia HDA, RB, Sub-Series H-1
South Carolina — 4.4%			(NPFGC), 5.35%, 7/01/31	750	750,720
South Carolina Jobs-EDA, Refunding RB,					3,595,786
Palmetto Health, Series C (c):			Wisconsin — 2.3%
7.00%, 8/01/13	2,225	2,541,128	Wisconsin Health & Educational
7.00%, 8/01/13	275	315,469	Facilities Authority, RB, Ascension
South Carolina State Ports Authority, RB,			Health Credit Group, Series A, 5.00%,
5.25%, 7/01/40	1,040	997,870	11/15/31	2,165	1,996,455
		3,854,467	Wyoming — 1.2%
Texas — 17.5%			County of Sweetwater Wyoming,
Brazos River Authority, RB, TXU Electric,			Refunding RB, Idaho Power Co.
Series A, AMT, 8.25%, 10/01/30	730	272,115	Project, 5.25%, 7/15/26	975	987,704
Brazos River Authority, Refunding RB,			Wyoming Municipal Power Agency, RB,
Mandatory TXU Electric Put Co. Bonds, Project, AMT, Series 5.75%, C,			Series A, 5.00%, 1/01/42	95	85,509
5/01/36 (h)	705	663,567			1,073,213
City of Dallas Texas, Refunding RB,			Total Municipal Bonds – 136.2%		118,804,571
5.00%, 10/01/35	475	474,297
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	485	486,145
City of Houston Texas, Refunding RB,			Municipal Bonds Transferred to Tender
6.00%, Combined, 11/15/35 First Lien, Series A (AGC),	2,730	2,949,683	Option Bond Trusts (i)
Harris County-Houston Sports Authority,			Alabama — 0.8%
Refunding RB, CAB, Senior Lien,			Alabama Special Care Facilities
Series A (NPFGC), 6.18%,			Financing Authority-Birmingham,
11/15/38 (a)	4,750	562,020	Refunding RB, Ascension Health
La Joya ISD Texas, GO (PSF-GTD),			Senior Credit, Series C-2, 5.00%,
5.00%, 2/15/34	4,060	4,066,699	11/15/36	760	709,570
La Vernia Higher Education Finance			California — 2.4%
Corp., RB, KIPP Inc., 6.38%, 8/15/44	500	488,825	California Educational Facilities
North Texas Tollway Authority, RB, Toll,			Authority, RB, University of Southern
Second Tier, Series F, 6.13%,			California, Series A, 5.25%, 10/01/39	855	861,370
1/01/31	1,025	1,026,435	Los Angeles Community College District
Tarrant County Cultural Education			California, GO, Election of 2001,
Facilities Finance Corp., RB, Scott &			Series A (AGM), 5.00%, 8/01/32	740	697,235
White Healthcare, 6.00%, 8/15/45	1,270	1,268,120	San Diego Community College District
Texas Private Activity Bond Surface			California, GO, Election of 2002,
Transportation Senior Lien, LBJ Corp. Infrastructure , RB:			5.25%, 8/01/33	553	556,384
Group LLC, LBJ Freeway Managed					2,114,989
Lanes Project, 7.00%, 6/30/40	1,355	1,364,160	Colorado — 2.1%
			Colorado Health Facilities Authority, RB,
			Catholic Health (AGM),:
			Series C-3, 5.10%, 10/01/41	1,210	1,106,896

4 BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011

			BlackRock Strategic Municipal Trust (BSD)
Schedule of Investments(continued)			(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (i)	(000)	Value	Short-Term Securities	Shares	Value
Colorado (concluded)			FFI Institutional Tax-Exempt Fund,
Colorado Health Facilities Authority, RB,			0.15% (j)(k)	1,825,071	$ 1,825,071
Catholic Health (AGM) (concluded) :			Total Short-Term Securities
Series C-7, 5.00%, 9/01/36	$ 780	$ 716,734	(Cost – $1,825,071) – 2.1%		1,825,071
		1,823,630	Total Investments
Connecticut — 3.6%			(Cost – $151,012,795*) – 165.1%		143,996,243
Connecticut State Health & Educational			Liabilities in Excess of Other Assets – (0.3)%		(266,061)
Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,590,902	Liability for Trust Certificates, Including Interest
Series X-3, 4.85%, 7/01/37	1,540	1,541,448	Expense and Fees Payable – (15.5)%		(13,557,984)
		3,132,350	Preferred Shares, at Redemption Value – (49.3)%		(42,977,602)
			Net Assets Applicable to Common Shares – 100.0%		$ 87,194,596
Illinois — 1.6%
Chicago Housing Authority, Refunding			* The cost and unrealized appreciation (depreciation) of investments as of
RB (AGM), 5.00%, 7/01/24	1,424	1,417,506	January 31, 2011, as computed for federal income tax purposes, were as
Massachusetts — 2.2%			follows:
Massachusetts Water Resources			Aggregate cost		$ 137,143,020
Authority, Refunding RB, General,			Gross unrealized appreciation		$ 1,316,144
Series A, 5.00%, 8/01/41	1,980	1,955,567	Gross unrealized depreciation		(8,009,085)
New Hampshire — 0.8%			Net unrealized depreciation		$ (6,692,941)
New Hampshire Health & Education			(a) Represents a zero-coupon bond. Rate shown reflects the current yield as
Facilities Authority, Refunding RB,			of report date.
Dartmouth College, 5.25%, 6/01/39	645	657,713	(b) When-issued security. Unsettled when-issued transactions were as
New York — 3.6%			follows:
New York City Municipal Water Finance					Unrealized
Authority, RB, Series FF-2, 5.50%,			Counterparty	Value	Appreciation
6/15/40	510	521,145	Morgan Stanley Co. Inc.	$ 991,739	$ 9,585
New York State Dormitory Authority,			Goldman Sachs Co.	$ 707,414	$ 8,813
ERB, Series F, 5.00%, 3/15/35	2,685	2,618,490
		3,139,635	(c) US government securities, held in escrow, are used to pay interest on this
Tennessee — 1.4%			security as well as to retire the bond in full at the date indicated, typically
Shelby County Health Educational &			at a premium to par.
Housing Facilities Board, Refunding			(d) Issuer filed for bankruptcy and/or is in default of interest payments.
RB, St. Jude's Children's			(e) Non-income producing security.
Research Hospital,			(f) Security exempt from registration under Rule 144A of the Securities Act
5.00%, 7/01/31	1,280	1,254,285	of 1933. These securities may be resold in transactions exempt from
Texas — 2.4%			registration to qualified institutional investors.
County of Harris Texas, RB, Senior Lien,			(g) Security represents a beneficial interest in a trust. The collateral
Toll Road, Series A, 5.00%, 8/15/38	2,140	2,059,493	deposited into the trust is federally tax-exempt revenue bonds issued by
Virginia — 2.1%			various state or local governments, or their respective agencies or
University of Virginia,			authorities. The security is subject to remarketing prior to its stated
Refunding RB,			maturity.
General, 5.00%, 6/01/40	1,790	1,808,491	(h) Variable rate security. Rate shown is as of report date.
Washington — 3.8%			(i) Securities represent bonds transferred to a tender option bond trust in
Central Puget Sound Regional Transit			exchange for which the Trust acquired residual interest certificates.
Authority, RB, Series A (AGM), 5.00%,			These securities serve as collateral in a financing transaction.
11/01/32	900	893,852
State of Washington, GO, Various
Purpose, Series E, 5.00%, 2/01/34	2,400	2,399,520
		3,293,372
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 26.8%		23,366,601
Total Long-Term Investments
(Cost – $149,187,724) – 163.0%		142,171,172

BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011 5

 BlackRock Strategic Municipal Trust (BSD)

Scheduleof Investments(concluded)

(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	April 30,	Net	January 31,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt
Fund	1,940,417	(115,346)	1,825,071	$ 2,923

(k) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $142,171,172		—	$ 142,171,172
Short-Term
Securities	$ 1,825,071	—	—	1,825,071
Total	$ 1,825,071 $142,171,172		—	$ 143,996,243
[1]See above Schedule of Investments for values in each state or political subdivision.

6 BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: March 25, 2011